Deferred Taxation - Schedule of Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Liabilities [Line Items]
Balance	$ (147,314)	$ (84,280)
Deferred tax credited to profit or loss	(15,531)	(61,816)
Deferred tax credited to other comprehensive income/(loss)	(12,556)	(3,754)
Exchange realignment	(147)	2,536
Balance	(175,548)	(147,314)
Provision for defined benefit obligations [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Balance	(29,857)	(25,555)
Deferred tax credited to profit or loss
Deferred tax credited to other comprehensive income/(loss)	(12,556)	(3,754)
Exchange realignment	3,100	(548)
Balance	(39,313)	(29,857)
Depreciation allowance in excess of related depreciation [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Balance		(3,717)
Deferred tax credited to profit or loss		3,395
Deferred tax credited to other comprehensive income/(loss)
Exchange realignment		322
Balance
Right-of-use assets [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Balance	(117,457)	(55,008)
Deferred tax credited to profit or loss	(15,531)	(65,211)
Deferred tax credited to other comprehensive income/(loss)
Exchange realignment	(3,247)	2,762
Balance	$ (136,235)	$ (117,457)